Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Current assets
Cash and cash equivalents	$ 106,140	$ 32,890
Accounts receivable, net	33,738	25,267
Prepaid expenses and other current assets	7,362	4,982
Total current assets	147,240	63,139
Property and equipment, net	24,806	23,159
Other assets	3,081	2,531
Total assets	175,127	88,829
Current liabilities
Accounts payable	2,891	4,674
Accrued expenses and other current liabilities	15,110	10,902
Deferred revenue	60,889	45,267
Current portion of long-term debt	4,910	5,278
Total current liabilities	83,800	66,121
Deferred revenue, net of current portion	9,151	8,041
Long-term debt	1,981	7,086
Other non-current liabilities	2,121	2,127
Total liabilities	$ 97,053	$ 83,375
Commitments and contingencies (Note 9)
Convertible preferred shares (Note 7)		$ 59,305
Shareholders' equity (deficit)
Ordinary shares, $0.012 par value, 300,000,000 and 118,657,039 shares authorized at March 31, 2016 and 2015, respectively; 54,216,738 and 32,928,499 shares issued and outstanding at March 31, 2016 and 2015, respectively	$ 651	395
Additional paid-in capital	169,037	32,417
Accumulated deficit	(88,576)	(85,332)
Accumulated other comprehensive loss	(3,038)	(1,331)
Total shareholders' equity (deficit)	78,074	(53,851)
Total liabilities, convertible preferred shares and shareholders' equity (deficit)	$ 175,127	$ 88,829